Subsequent Events (Detail) (Possible Loss of Funds, Mauritania, USD $) In Millions, unless otherwise specified	Apr. 15, 2013	Jan. 31, 2013
Possible Loss of Funds | Mauritania
Subsequent Event [Line Items]
Balance maintained in a foreign bank account that may be ceasing operations due to dispute	$ 2.9	$ 2.6